United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6307

(Investment Company Act File Number)

Federated Intermediate Government Fund, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  02/28/2011

Date of Reporting Period:  Quarter ended 11/30/2010

Item 1.                      Schedule of Investments

Federated Intermediate Government Fund, Inc.

Portfolio of Investments

November 30, 2010 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 33.2%
		Federal Home Loan Bank System – 11.5%
$3,000,000		3.625%, 5/29/2013	3,215,751
		Federal Home Loan Mortgage Corporation – 16.4%
2,000,000		3.750%, 3/27/2019	2,139,747
2,250,000	[1]	4.500%, 7/15/2013	2,466,502
		TOTAL	4,606,249
		Federal National Mortgage Association – 5.3%
1,500,000		1.625%, 10/26/2015	1,495,899
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $9,017,849)	9,317,899
		Mortgage-Backed Securities – 11.1%
		Federal Home Loan Mortgage Corporation – 11.1%
1,000,000	[2]	3.500%, 12/1/2025	1,021,781
2,000,000	[2]	4.000%, 12/1/2025	2,073,867
3,994		6.500%, 12/1/2015	4,301
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,131,908)	3,099,949
		Collateralized Mortgage Obligations – 34.2%
		Federal Home Loan Mortgage Corporation – 6.1%
215,942	[3]	REMIC 2411 FJ, 0.603%, 12/15/2029	215,176
1,284,417	[3]	REMIC 2458 FB, 1.253%, 1/15/2032	1,306,716
186,425		REMIC 2534 FI, 1.153%, 2/15/2032	189,060
		TOTAL	1,710,952
		Federal National Mortgage Association – 28.1%
337,995	[3]	REMIC 1993-220 FA, 0.881%, 11/25/2013	339,991
1,457,077		REMIC 2003-76 CA, 3.750%, 7/25/2033	1,511,215
1,988,225		REMIC 2006-58 FP, 0.553%, 7/25/2036	1,981,756
2,109,030		REMIC 2006-85 PF, 0.633%, 9/25/2036	2,101,658
1,936,037	[3]	REMIC 370 F21, 0.553%, 5/25/2036	1,928,496
		TOTAL	7,863,116
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,541,843)	9,574,068
		FDIC-Guaranteed Debt – 11.1%
3,000,000		Citigroup, Inc., 2.250%, 12/10/2012 (IDENTIFIED COST $3,012,390)	3,101,509
		U.S. Treasury – 17.8%
		U.S. Treasury Notes – 17.8%
1,000,000		1.875%, 9/30/2017	984,570
750,000		3.125%, 5/15/2019	785,567
3,000,000		3.250%, 3/31/2017	3,233,906
		TOTAL U.S. TREASURY (IDENTIFIED COST $4,837,977)	5,004,043
		Repurchase Agreements – 3.5%
728,000	[3]	Interest in $5,635,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,635,039,132 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,747,739,915.	728,000

Principal Amount			Value
$255,000	[4]	Interest in $27,566,000 joint repurchase agreement 0.20%, dated 11/16/2010 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $27,570,594 on 12/16/2010. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 8/1/2038 and the market value of that underlying security was $28,119,663.	255,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	983,000
		TOTAL INVESTMENTS — 110.9% (IDENTIFIED COST $30,524,967)[5]	31,080,468
		OTHER ASSETS AND LIABILITIES - NET — (10.9)%[6]	(3,049,429)
		TOTAL NET ASSETS — 100%	$28,031,039

At November 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
7U.S. Treasury Note 2-Year Long Futures	5	$1,096,875	March 2011	$380
7U.S. Treasury Note 5-Year Long Futures	10	$1,198,516	March 2011	$447
7U.S. Treasury Note 10-Year Long Futures	10	$1,241,094	March 2011	$(1,037)
7U.S. Treasury Bond 30-Year Short Futures	5	636,406	March 2011	$(3,722)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,932)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5	At November 30, 2010, the cost of investments for federal tax purposes was $30,524,967. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $555,501. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $664,744 and net unrealized depreciation from investments for those securities having an excess of cost over value of $109,243.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of November 30, 2010.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$ —	$9,317,899	$ —	$9,317,899
Mortgage-Backed Securities	—	3,099,949	—	3,099,949
Collateralized Mortgage Obligations	—	9,574,068	—	9,574,068
FDIC-Guaranteed Debt	—	3,101,509	—	3,101,509
U. S. Treasury	—	5,004,043	—	5,004,043
Repurchase Agreements	—	983,000	—	983,000
TOTAL SECURITIES	$ —	$31,080,468	$ —	$31,080,468
OTHER FINANCIAL INSTRUMENTS*	$(3,932)	$ —	$ —	$(3,932)
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Intermediate Government Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date                      January 25, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011